Condensed Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (16,219,857)	$ (12,503,880)
Foreign currency translation adjustment	(15,973)
Comprehensive loss	$ (16,235,830)	$ (12,503,880)